NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Disposal of PSTT				¥ (90,696)
Interest-bearing loans and borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning
Changes from financing cash flows
Foreign exchange difference
Interest expenses
Disposal of PSTT
Balance at, ending
Dividends payable [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning
Changes from financing cash flows
Foreign exchange difference
Interest expenses
Disposal of PSTT
Balance at, ending
Due to related companies [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	1,557	11,361	9,069
Changes from financing cash flows	325	2,276	1,858
Foreign exchange difference	(65)	(928)	434
Interest expenses
Balance at, ending	1,817	12,709	11,361	9,069
Due to the Shareholder [Member]
IfrsStatementLineItems [Line Items]
Balance at, beginning	10,766	78,567	85,673
Changes from financing cash flows	(371)	(2,595)	(5,035)
Foreign exchange difference	50	(2,897)	(2,071)
Interest expenses
Balance at, ending	10,445	73,075	78,567	85,673
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Balance at, beginning			360
Changes from financing cash flows			(373)
Foreign exchange difference			7
Interest expenses			6
Balance at, ending				¥ 360